Goodwill and Other Long-Lived Assets - Identifiable Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Entertainment [Member]	Dec. 31, 2012 Reseller & Customer Relationships [Member]	Dec. 31, 2011 Reseller & Customer Relationships [Member]	Dec. 31, 2012 Reseller & Customer Relationships [Member] Minimum [Member]	Dec. 31, 2012 Reseller & Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Intellectual Property [Member]	Dec. 31, 2011 Intellectual Property [Member]	Dec. 31, 2012 Intellectual Property [Member] Minimum [Member]	Dec. 31, 2012 Intellectual Property [Member] Maximum [Member]	Dec. 31, 2012 Tradenames [Member]	Dec. 31, 2011 Tradenames [Member]	Dec. 31, 2012 Tradenames [Member] Minimum [Member]	Dec. 31, 2012 Tradenames [Member] Maximum [Member]	Dec. 31, 2012 Non-compete Agreements [Member]	Dec. 31, 2011 Non-compete Agreements [Member]	Dec. 31, 2012 Non-compete Agreements [Member] Minimum [Member]	Dec. 31, 2012 Non-compete Agreements [Member] Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets - Amortization Period						1 year	15 years			4 years	7 years			4 years	9 years			2 years	5 years
Identifiable intangible assets - Gross Carrying Amount	$ 416	$ 387		$ 179	$ 167			$ 180	$ 164			$ 49	$ 49			$ 8	$ 7
Identifiable intangible assets - Accumulated Amortization	(112)	(75)		(17)	(8)			(80)	(59)			(8)	(3)			(7)	(5)
Impaired long-lived asset group, carrying amount			148
Impaired long-lived asset group, fair value			65
Impaired long-lived asset group, total impairment charge			83
Impaired long-lived asset group, property, plant and equipment impairment charge			81
Impaired long-lived asset group, definite-lived intangible assets impairment charge			2
Amortization expense - actual	37
Finite-Lived Intangible Assets, Estimated Future Amortization Expense [Abstract]
2013	44
2014	43
2015	41
2016	37
2017	$ 27